SUPPLEMENT DATED JANUARY 7, 2013 TO THE PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated May 1, 2012

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Agribusiness ETF and Market Vectors Solar Energy ETF (the “Funds”), each a series of the Trust. You may obtain copies of the Funds’ Prospectus free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.vaneck.com/etf.

The Board of Trustees of the Trust has approved a change to the Market Vectors Agribusiness ETF’s and Market Vectors Solar Energy ETF’s investment objectives of seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the DAXglobal® Agribusiness Index and Ardour Solar Energy IndexSM, respectively. Effective on or about March 18, 2013, the Market Vectors Agribusiness ETF and Market Vectors Solar Energy ETF will seek to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors® Global Agribusiness Index (the “Agribusiness Index”) and Market Vectors® Global Solar Energy Index (the “Solar Energy Index”), respectively. The Funds’ investment objectives are not fundamental and may be changed by the Board of Trustees without shareholder approval.

Effective at the time of the investment objective change, the Market Vectors Agribusiness ETF’s current investment policy to normally invest at least 80% of its total assets in equity securities of U.S. and foreign companies primarily engaged in the business of agriculture will be replaced with the following investment policy: the Market Vectors Agribusiness ETF normally invests at least 80% of its total assets in securities that comprise the Market Vectors Agribusiness ETF’s benchmark index. The Agribusiness Index, Market Vectors Agribusiness ETF’s benchmark index, is comprised of companies that generate at least 50% of their revenues from: (i) agri-chemicals and fertilizers, seeds and traits, (ii) farm/irrigation equipment and farm machinery and/or (iii) agricultural products (including flour and grain, meat and poultry, and sugar), aquaculture and fishing, livestocks and plantations.

Effective at the time of the investment objective change, the Market Vectors Solar Energy ETF’s current investment policy to normally invest at least 80% of its total assets in equity securities, which may include depositary receipts, of U.S. and foreign companies primarily engaged in the production of solar power will be replaced with the following investment policy: the Market Vectors Solar Energy ETF normally invests at least 80% of its total assets in securities that comprise the Market Vectors Solar Energy ETF’s benchmark index. The Solar Energy Index, Market Vectors Solar Energy ETF’s benchmark index, is comprised of securities issued by the largest and most liquid companies that generate at least 50% of their revenues from photovoltaic and solar power, solar power equipment/technologies and materials or services to solar power equipment/technologies producers.

In connection with these changes, the Funds may experience additional portfolio turnover, which may cause the Funds to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

The Agribusiness Index and Solar Energy Index are published by Market Vectors Index Solutions GmbH, which is a wholly owned subsidiary of Van Eck Associates Corporation.

All references to the DAXglobal® Agribusiness Index and Ardour Solar Energy IndexSM will be deleted and replaced with the Market Vectors® Global Agribusiness Index and the Market Vectors® Global Solar Energy Index, respectively.

Please retain this supplement for future reference.

SUPPLEMENT DATED JANUARY 7, 2013 TO THE

STATEMENT OF ADDITIONAL INFORMATION OF

MARKET VECTORS ETF TRUST

Dated May 1, 2012

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement updates certain information contained in the above-dated Statement of Additional Information for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Agribusiness ETF and Market Vectors Solar Energy ETF (the “Funds”), each a series of the Trust. You may obtain copies of the Funds’ Statement of Additional Information free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.vaneck.com/etf.

The Board of Trustees of the Trust has approved a change to the Market Vectors Agribusiness ETF’s and Market Vectors Solar Energy ETF’s investment objectives of seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the DAXglobal® Agribusiness Index and Ardour Solar Energy IndexSM, respectively. Effective on or about March 18, 2013, the Market Vectors Agribusiness ETF and Market Vectors Solar Energy ETF will seek to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors® Global Agribusiness Index (the “Agribusiness Index”) and Market Vectors® Global Solar Energy Index (the “Solar Energy Index”), respectively. The Funds’ investment objectives are not fundamental and may be changed by the Board of Trustees without shareholder approval.

Effective at the time of the investment objective change, the Market Vectors Agribusiness ETF’s current investment policy to normally invest at least 80% of its total assets in equity securities of U.S. and foreign companies primarily engaged in the business of agriculture will be replaced with the following investment policy: the Market Vectors Agribusiness ETF normally invests at least 80% of its total assets in securities that comprise the Market Vectors Agribusiness ETF’s benchmark index. The Agribusiness Index, Market Vectors Agribusiness ETF’s benchmark index, is comprised of companies that generate at least 50% of their revenues from: (i) agri-chemicals and fertilizers, seeds and traits, (ii) farm/irrigation equipment and farm machinery and/or (iii) agricultural products (including flour and grain, meat and poultry, and sugar), aquaculture and fishing, livestocks and plantations.

Effective at the time of the investment objective change, the Market Vectors Solar Energy ETF’s current investment policy to normally invest at least 80% of its total assets in equity securities, which may include depositary receipts, of U.S. and foreign companies primarily engaged in the production of solar power will be replaced with the following investment policy: the Market Vectors Solar Energy ETF normally invests at least 80% of its total assets in securities that comprise the Market Vectors Solar Energy ETF’s benchmark index. The Solar Energy Index, Market Vectors Solar Energy ETF’s benchmark index, is comprised of securities issued by the largest and most liquid companies that generate at least 50% of their revenues from photovoltaic and solar power, solar power equipment/technologies and materials or services to solar power equipment/technologies producers.

In connection with these changes, the Funds may experience additional portfolio turnover, which may cause the Funds to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

The Agribusiness Index and Solar Energy Index are published by Market Vectors Index Solutions GmbH, which is a wholly owned subsidiary of Van Eck Associates Corporation.

All references to the DAXglobal® Agribusiness Index and Ardour Solar Energy IndexSM will be deleted and replaced with the Market Vectors® Global Agribusiness Index and the Market Vectors® Global Solar Energy Index, respectively.

Please retain this supplement for future reference.

SUPPLEMENT DATED JANUARY 7, 2013 TO THE

SUMMARY PROSPECTUSES OF

MARKET VECTORS ETF TRUST

Dated May 1, 2012

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement updates certain information contained in the above-dated Summary Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Agribusiness ETF and Market Vectors Solar Energy ETF (the “Funds”), each a series of the Trust. You may obtain copies of the Funds’ Summary Prospectuses free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.vaneck.com/etf.

The Board of Trustees of the Trust has approved a change to the Market Vectors Agribusiness ETF’s and Market Vectors Solar Energy ETF’s investment objectives of seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the DAXglobal® Agribusiness Index and Ardour Solar Energy IndexSM, respectively. Effective on or about March 18, 2013, the Market Vectors Agribusiness ETF and Market Vectors Solar Energy ETF will seek to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors® Global Agribusiness Index (the “Agribusiness Index”) and Market Vectors® Global Solar Energy Index (the “Solar Energy Index”), respectively. The Funds’ investment objectives are not fundamental and may be changed by the Board of Trustees without shareholder approval.

Effective at the time of the investment objective change, the Market Vectors Agribusiness ETF’s current investment policy to normally invest at least 80% of its total assets in equity securities of U.S. and foreign companies primarily engaged in the business of agriculture will be replaced with the following investment policy: the Market Vectors Agribusiness ETF normally invests at least 80% of its total assets in securities that comprise the Market Vectors Agribusiness ETF’s benchmark index. The Agribusiness Index, Market Vectors Agribusiness ETF’s benchmark index, is comprised of companies that generate at least 50% of their revenues from: (i) agri-chemicals and fertilizers, seeds and traits, (ii) farm/irrigation equipment and farm machinery and/or (iii) agricultural products (including flour and grain, meat and poultry, and sugar), aquaculture and fishing, livestocks and plantations.

Effective at the time of the investment objective change, the Market Vectors Solar Energy ETF’s current investment policy to normally invest at least 80% of its total assets in equity securities, which may include depositary receipts, of U.S. and foreign companies primarily engaged in the production of solar power will be replaced with the following investment policy: the Market Vectors Solar Energy ETF normally invests at least 80% of its total assets in securities that comprise the Market Vectors Solar Energy ETF’s benchmark index. The Solar Energy Index, Market Vectors Solar Energy ETF’s benchmark index, is comprised of securities issued by the largest and most liquid companies that generate at least 50% of their revenues from photovoltaic and solar power, solar power equipment/technologies and materials or services to solar power equipment/technologies producers.

In connection with these changes, the Funds may experience additional portfolio turnover, which may cause the Funds to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

The Agribusiness Index and Solar Energy Index are published by Market Vectors Index Solutions GmbH, which is a wholly owned subsidiary of Van Eck Associates Corporation.

All references to the DAXglobal® Agribusiness Index and Ardour Solar Energy IndexSM will be deleted and replaced with the Market Vectors® Global Agribusiness Index and the Market Vectors® Global Solar Energy Index, respectively.

Please retain this supplement for future reference.